Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Sep. 30, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following are reconciliations of differences between net assets available for benefits according to the financial statements to the Form 5500 as of September 30, 2025 and 2024:

2025	Account Balance per Financial Statements	Variance	Balance per Form 5500
Cash and cash equivalents	$159,381	$2,189,848	$2,349,229
Mutual funds	26,730,520	(2,189,848)	24,540,672
Total	$26,889,901	$—	$26,889,901

2024
Cash and cash equivalents	$157,316	$1,957,855	$2,115,171
Mutual funds	23,156,535	(1,957,855)	21,198,680
Total	$23,313,851	$—	$23,313,851